Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Total	Class B common stock [Member]	Class A common stock [Member]	Common Stock [Member] Class B common stock [Member]	Common Stock [Member] Class A common stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2021	$ (20,562,426)			$ 575		$ 0	$ (20,563,001)
Beginning Balance (Shares) at Dec. 31, 2021				5,750,000
Remeasurement of Class A common stock subject to possible redemption to redemption amount	(1,785,597)		$ (1,785,597)				(1,785,597)
Net income (loss)	12,854,233	$ 2,570,847	10,283,386				12,854,233
Ending Balance at Dec. 31, 2022	(9,493,790)			$ 575	$ 0	0	(9,494,365)
Ending Balance (Shares) at Dec. 31, 2022				5,750,000	0
Remeasurement of Class A common stock subject to possible redemption to redemption amount	(2,240,671)		(2,240,671)			0	(2,240,671)
Net income (loss)	1,710,547	342,109	1,368,438			0	1,710,547
Ending Balance at Mar. 31, 2023	(10,023,914)			$ 575	$ 0	0	(10,024,489)
Ending Balance (Shares) at Mar. 31, 2023				5,750,000	0
Beginning Balance at Dec. 31, 2022	(9,493,790)			$ 575	$ 0	0	(9,494,365)
Beginning Balance (Shares) at Dec. 31, 2022				5,750,000	0
Remeasurement of Class A common stock subject to possible redemption to redemption amount	(3,799,175)					(180,000)	(3,619,175)
Excise tax imposed on common stock redemptions	(2,224,846)						(2,224,846)
Contribution - Non-redemption agreement	180,000					180,000	0
Class B common stock converted to Class A common stock				$ (550)	$ 550
Class B common stock converted to Class A common stock (Shares)				(5,500,000)	5,500,000
Net income (loss)	2,473,401	351,941	2,121,460				2,473,401
Ending Balance at Dec. 31, 2023	(12,864,410)			$ 25	$ 550	0	(12,864,985)
Ending Balance (Shares) at Dec. 31, 2023				250,000	5,500,000
Remeasurement of Class A common stock subject to possible redemption to redemption amount	(212,490)		(212,490)			0	(212,490)
Net income (loss)	(1,259,880)	$ (42,985)	$ (1,216,895)				(1,259,880)
Ending Balance at Mar. 31, 2024	$ (14,336,780)			$ 25	$ 550	$ 0	$ (14,337,355)
Ending Balance (Shares) at Mar. 31, 2024				250,000	5,500,000